Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
The following tables summarize the Senior Notes and Junior Notes outstanding as at December 31, 2025 and 2024:

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2025	2024
U.S. Dollar-denominated Debt
Senior unsecured notes	September 2027	700	4.91%	700	700
Senior unsecured notes	October 2029	1,000	5.03%	1,000	1,000
Senior unsecured notes [1]	October 2034	1,250	5.58%	1,250	1,250
Senior unsecured notes	October 2054	700	6.18%	700	700
				3,650	3,650
Canadian Dollar-denominated Debt
Senior unsecured notes	February 2030	450	4.32%	328	313
Senior unsecured notes	February 2032	500	4.62%	365	347
Senior unsecured notes	February 2035	500	4.93%	365	347
				1,058	1,007
Less: unamortized debt issue costs and other				(26)	(28)
Total Senior Notes				4,682	4,629
1Non-cash issuance.

U.S.$ millions, except where noted				As at December 31,
Debt Instrument	Maturity	Amount	Rate	2025	2024
U.S. Dollar-denominated Debt
Junior subordinated notes [1]	March 2055	450	7.63%	450	450
Junior subordinated notes [2]	March 2055	650	7.50%	650	650
				1,100	1,100
Less: unamortized debt issue costs and other				(14)	(13)
Total Junior Notes				1,086	1,087
1.Subject to first rate reset on March 1, 2030 and every fifth year after 2030.
2.Subject to first rate reset on March 1, 2035 and every fifth year after 2035.
Principal Repayments
At December 31, 2025, principal repayments on the Company's long-term debt were as follows:

U.S.$ millions	Total	2026	2027	2028	2029	2030	Thereafter
Long-term debt principal repayments	5,808	—	700	—	1,000	328	3,780

Schedule of Interest Expense
Interest Expense

	Year Ended December 31,
U.S.$ millions	2025	2024
Interest on long-term debt to affiliates of Former Parent	—	270
Interest on Senior Notes [1]	246	85
Interest on Junior Notes [1]	83	28
Amortization and other financial charges [2]	10	7
Capitalized interest	(8)	(2)
	331	388
1.Interest on Senior Notes and Junior Notes is paid semi-annually. At December 31, 2025, accrued interest for the Senior Notes was $74 million (2024 - $85 million) and accrued interest on the Junior Notes was $28 million (2024 - $28 million).
2.Includes amortization of debt issuance, premium, and discount costs associated with Senior Notes and Junior Notes. Other financial charges include bank service charges and carrying charges.

Schedule of Interest Income and Other	Interest Income and Other

	Year Ended December 31,
U.S.$ millions	2025	2024
Interest income	40	41
Penalty on early repayment of long-term debt to Former Parent	—	(26)
Foreign exchange gain (loss)	1	(3)
	41	12